Property, Plant and Equipment - Depreciation and other expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment
Depreciation expense	$ 1,543,667	$ 931,931
Maintenance and repairs expense	$ 153,278	$ 244,885